Public Offering (Details) - USD ($)						6 Months Ended
	Jul. 06, 2016	Jul. 05, 2016	May 30, 2016	Oct. 14, 2014	Oct. 06, 2014	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Public Offering (Textual)
Ordinary shares issued, shares						25,287,851		25,288,003
Warrant price, per share						$ 0.50
Minimum [Member]
Public Offering (Textual)
Target adjust net income						$ 23,300,000
Maximum [Member]
Public Offering (Textual)
Target adjust net income						40,000,000
Year One [Member] | Minimum [Member]
Public Offering (Textual)
Target adjust net income						20,200,000
Year One [Member] | Maximum [Member]
Public Offering (Textual)
Target adjust net income						32,000,000
Year Two [Member] | Minimum [Member]
Public Offering (Textual)
Target adjust net income						22,600,000
Year Two [Member] | Maximum [Member]
Public Offering (Textual)
Target adjust net income						38,000,000
Year Three [Member] | Minimum [Member]
Public Offering (Textual)
Target adjust net income						25,600,000
Year Three [Member] | Maximum [Member]
Public Offering (Textual)
Target adjust net income						$ 44,000,000
Escrow [Member]
Public Offering (Textual)
Ordinary shares, authorized description						Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the "Escrow Shares").
Earn-out payment requirement, description						The Company has achieved the earn-out payment requirement in 2016 thus one third of 8 million escrowed restricted shares were released in 2017. However the Company has not achieved the earn-out payment requirement in both 2018 and 2017, thus the two thirds of 8 million escrowed restricted shares were not released.
Warrant [Member]
Public Offering (Textual)
Trading period, description				Shareholders must exercise Warrants in multiples of two Warrants, at a price of $12.00 per full share, subject to adjustment, to validly exercise the Warrants. The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days' notice, only in the event that the last sale price of the ordinary shares is at least $18.00 per share for any 20 trading days within a 30-trading day period ("30-Day Trading Period") ending on the third day prior to the date on which notice of redemption is given, provided there is a current registration statement in effect with respect to the ordinary shares underlying such Warrants commencing five business days prior to the 30-Day Trading Period and continuing each day thereafter until the date of redemption.
Warrant issuable to purchase of ordinary shares						600,000
Shares purchased through warrants						300,000
Warrant [Member] | DeTiger [Member]
Public Offering (Textual)
Agrees to transfer warrants						1,000,000
Warrant price, per share						$ 0.50
Warrants issued and outstanding						9,280,323	9,280,323
UPO [Member]
Public Offering (Textual)
Fair value of unit purchase option						$ 100
Fair value of unit purchase option approximately						1,669,000
Fair value of unit purchase price option, Per unit						$ 2.782
Expected volatility						35.00%
Risk-free interest rate						1.73%
Expected life						5 years
Initial Business Combination [Member]
Public Offering (Textual)
Public offering unit, description				Each Right entitles the holder to receive one-tenth (1/10) of a Share upon consummation of an Initial Business Combination. Each Warrant entitles the holder to purchase one-half of one ordinary share at a price of $12.00 per full share commencing on the later of the Company's completion of its Initial Business Combination or 12 months from December 31, 2014, the effective date of the registration statement relating to the Public Offering (the "Effective Date"), and expiring five years from the completion of the Company's Initial Business Combination.
Underwriting Agreement [Member]
Public Offering (Textual)
Percentage of underwriting discount						3.25%
Underwriter fees						$ 2,229,520
Aggregate value of unit purchase option						$ 100
Unit purchase option						600,000
Share price per share						$ 11.75
Number of shares in business combination						660,000
Number of shares issued for the rights to business combination						60,000
Cash		$ 1,500,000
Convertible promissory note		250,000
Ordinary shares issued		$ 343,000
Shares issued, price per share		$ 10
Public Offering [Member]
Public Offering (Textual)
Sale of units during the period					6,000,000
Sale of stock, price per share					$ 10.00
Redeemed public shareholders	1,544,138		5,255,657
Over-Allotment option [Member]
Public Offering (Textual)
Sale of units during the period				860,063
Sale of stock, price per share				$ 10.00